Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 107,773	$ 149,845
Prepaid expenses	112,649	713,322
Total current assets	220,422	863,167
Investments held in Trust Account	430,047,193	425,037,665
Forward Purchase Agreement Assets	353,731	1,002,789
Total assets	430,621,346	426,903,621
Current liabilities:
Accounts payable	1,177,546	618,742
Accrued expenses	3,945,680	2,059,431
Working Capital Loans	1,500,000
Income taxes payable	686,530
Total current liabilities	7,309,756	2,678,173
Deferred underwriting fee payable	10,412,500	14,875,000
Derivative warrant liabilities	1,066,667	21,063,972
Total liabilities	18,788,923	38,617,145
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 42,500,000 shares issued and outstanding at $10.11 and $10.00 per share redemption value as of December 31, 2022 and 2021, respectively	429,747,193	425,000,000
Stockholders' deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of December 31, 2022 and 2021
Accumulated deficit	(17,915,833)	(36,714,587)
Total stockholders' deficit	(17,914,770)	(36,713,524)
Total liabilities and stockholders' deficit	430,621,346	426,903,621
Class A common stock
Stockholders' deficit
Common stock	0	0
Class A common stock subject to possible redemption
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 42,500,000 shares issued and outstanding at $10.11 and $10.00 per share redemption value as of December 31, 2022 and 2021, respectively	429,747,193	425,000,000
Class B common stock
Stockholders' deficit
Common stock	$ 1,063	$ 1,063